ACCRUED EXPENSES (Tables)	12 Months Ended
Dec. 31, 2015
Accrued Liabilities [Abstract]
Schedule of Accrued Liabilities

(in thousands of $)	2015	2014
Vessel operating expenses	3,676	6,305
Administrative expenses	1,206	1,330
Interest expense	7,764	10,555
	12,646	18,190